Segments	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Segments	Segments
Marine Energy (acquired August 2021)

In August 2020, the Company announced its intention to transition away from dry bulk commodity transportation and towards marine based renewable energy. In July 2021, the Company completed its exit from the dry bulk commodity transportation business. Effective with the August 2021 acquisition of Seajacks, the Company’s sole business is principally engaged in the ownership, management and operation of five self-propelled jack up vessels primarily servicing the offshore wind turbine and oil and gas industries. The Company is organized into one operating segment, marine energy, through which the Company’s chief operating decision maker manages the Company’s business, assesses performance and allocates resources. Vessels are opportunistically marketed as multi-vessel solutions based upon market needs of all potential customers in all industries. They are marketed under a singular Seajacks brand name, and can be moved from one geographical area to another.
Former Dry Bulk Operations (exited July 2021)
Prior to the completion of its exit from the dry bulk commodity transportation business in July 2021, the Company was organized by vessel type into two operating segments through which the Company’s chief operating decision maker managed the Company’s business. The Kamsarmax and Ultramax Operations segments included the following:

•Ultramax - includes vessels ranging from approximately 60,200 dwt to 64,000 dwt
•Kamsarmax - includes vessels ranging from approximately 82,000 dwt to 84,000 dwt
Although each vessel within its respective class qualified as an operating segment under U.S. GAAP, each vessel also exhibited similar long-term financial performance and similar economic characteristics to the other vessels within the respective vessel class, thereby meeting the aggregation criteria in U.S. GAAP. The Company therefore chose to present its segment information by vessel class using the aggregated information from the individual vessels.
The Company’s dry bulk vessels regularly moved between countries in international waters, over dozens of trade routes and, as a result, the disclosure of financial information about geographic areas for the dry bulk business was impracticable.
Certain of the corporate general and administrative expenses incurred by the Company are not attributable to any specific segment. Accordingly, these costs are not allocated to any of the Company’s segments and are included in the results below as “Corporate”.
The following schedule presents segment information about the Company’s operations for the six months ended June 30, 2022 and 2021 (in thousands).

	Marine Energy Segment	Corporate	Total
Six Months Ended June 30, 2022
Vessel revenue	$83,720	$—	$83,720
Vessel operating cost	36,852	—	36,852
Charterhire expense	—	—	—
Vessel depreciation	12,460	—	12,460
General and administrative expenses	7,564	13,492	21,056
Interest income		11	11
Income from equity investment		47,197	47,197
Foreign exchange (loss)		(2,321)	(2,321)
Financial expense, net		(1,952)	(1,952)
Income before taxes	$26,844	$29,443	$56,287

	Former Dry Bulk Business*
	Kamsarmax	Ultramax	Corporate	Total
Six Months Ended June 30, 2021
Vessel revenue	$45,743	$51,737	$—	$97,480
Voyage expenses	8,113	6,469	—	14,582
Vessel operating cost	6,824	17,026	—	23,850
Charterhire expense	26,989	2,357	—	29,346
General and administrative expenses	448	1,046	11,225	12,719
Gain on sale of vessels	(7,830)	(14,154)	—	(21,984)
Interest income	—	—	39	39
Income from equity investment	—	—	29,217	29,217
Foreign exchange gain	—	—	3	3
Financial expense, net	—	—	(13,350)	(13,350)
Income before taxes	$11,199	$38,993	$4,684	$54,876
*exited business in July 2021
Geographic Areas
The Company operates its marine energy business internationally, primarily in Europe and Asia. Please see Note 15, Revenues, for revenues attributed to geographic locations. Prior to the Company’s exit from the dry bulk business in July 2021, the dry bulk vessels regularly moved between countries in international waters, over dozens of trade routes and, as a result, the disclosure of financial information about geographic areas is impracticable.
Marine Energy
The following schedule presents geographic information about the Company’s long-lived assets at June 30, 2022 and December 31, 2021 (in thousands):

Geographic Areas
	June 30, 2022	December 31, 2021
Europe:
United Kingdom	$152,848	$445,913
Netherlands	80,211	$—
Total Europe	233,059	445,913
Asia:
Taiwan	225,163	83
Japan	98,864	102,153
Total Asia	324,027	102,236
Total	$557,086	$548,149